MARKETING, ADMINISTRATIVE AND GENERAL EXPENSES	12 Months Ended
Dec. 31, 2017
Disclosure of marketing, administrative and general expenses [Abstract]
MARKETING, ADMINISTRATIVE AND GENERAL EXPENSES
NOTE 17 –  MARKETING, ADMINISTRATIVE AND GENERAL EXPENSES:

	Year ended December 31,
	2017	2016
	$ in thousand

Payroll	43	9
Professional fees	324	244
Travels	93	33
Director fees*	37	22
Insurance	14	22
Other	236	11
	747	341

*Including share based compensation expenses.